CONDENSED, CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended									12 Months Ended
	May 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES AND OTHER INCOME
Rental of flight equipment		$ 1,013,920				$ 1,122,225					$ 4,345,602	$ 4,454,405	$ 4,726,502
Flight equipment marketing and gain on aircraft sales		2,281				6,056					35,388	14,348	10,637
Other income		45,955				23,263					123,250	57,910	61,741
Total revenues and other income		1,062,156	1,076,506	1,141,872	1,134,318	1,151,544	1,109,465	1,123,153	1,125,532	1,168,513	4,504,240	4,526,663	4,798,880
EXPENSES
Interest		384,128				390,820					1,555,567	1,569,468	1,567,369
Depreciation of flight equipment		464,112				479,650					1,918,728	1,864,735	1,963,175
Aircraft impairment charges on flight equipment held for use		19,706				11,171					102,662	1,567,180	1,110,427
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed		26,496				7,344					89,700	170,328	552,762
Loss on early extinguishment of debt		2,474				20,880					22,934	61,093
Aircraft costs		13,636				18,828					134,825	49,673	33,352
Selling, general and administrative		79,443				65,938					257,463	188,433	179,428
Other expenses		7,368				4,700					51,270	89,732	157,003
Total expenses		997,363				999,331					4,133,149	5,560,642	5,563,516
INCOME (LOSS) BEFORE INCOME TAXES		64,793	97,414	27,556	93,908	152,213	84,547	(1,336,954)	107,752	110,676	371,091	(1,033,979)	(764,636)
(Benefit) provision for income taxes	(162,600)	15,177				53,204					(39,231)	(310,078)	(268,968)
NET INCOME (LOSS)		$ 49,616	$ 70,656	$ 17,592	$ 223,065	$ 99,009	$ 12,476	$ (879,541)	$ 73,780	$ 69,384	$ 410,322	$ (723,901)	$ (495,668)